Commitments and Contingencies (Tables) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due	$ 1,140
Operating Leases, Future Minimum Payments, Due in Two Years	1,003
Operating Leases, Future Minimum Payments, Due in Three Years	559
Operating Leases, Future Minimum Payments, Due in Four Years	0
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 2,702